INCOME TAXES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Jun. 30, 2023
INCOME TAXES
Deferred tax asset	$ 1,316,585	$ 272,783	$ 1,589,736
Change in valuation allowance	$ 1,043,802	$ 272,783